Schedule of Note and Accrued Interest Receivable Related Party (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Allowance for doubtful accounts			$ (1,192,340)	$ (766,692)	$ (766,692)
Allowance for doubtful accounts	$ (1,655,171)		(1,655,171)		(1,192,340)	$ (766,692)
Next NRG Holding Corp [Member]
Related Party Transaction [Line Items]
Note Receivable and Accrued Interest Receivable Related Party Balance Labs Inc			2,770,700	248,095	248,095
Allowance for doubtful accounts			(309,098)	(291,841)	(291,841)
Advances
Interest receivable	8,745		8,745		17,257	115,937
Interest receivable	(8,745)		(8,745)		(17,257)	(115,937)
Original issue discount on advances
Accretion income					178,525
Note Receivable and Accrued Interest Receivable Related Party Balance Labs Inc					2,770,700	248,095
Allowance for doubtful accounts	(317,843)		(317,843)		(309,098)	(291,841)
Related Party [Member] | Next NRG Holding Corp [Member]
Related Party Transaction [Line Items]
Note Receivable and Accrued Interest Receivable Related Party - Net Total			2,582,723
Advances	2,805,000		2,805,000		2,585,000
Interest receivable	181,229		181,229		54,198
Interest receivable	(181,229)		(181,229)		(54,198)
Original issue discount on advances	(255,000)		(255,000)		(56,475)
Accretion income	123,407	$ 0	272,614	0
Note Receivable and Accrued Interest Receivable Related Party - Net Total	5,586,566		5,586,566		2,582,723
Related Party [Member] | EzFill Holdings Inc. [Member] | Next NRG Holding Corp [Member]
Related Party Transaction [Line Items]
Note Receivable and Accrued Interest Receivable Related Party Balance Labs Inc			2,582,723
Advances	2,805,000		2,805,000		2,585,000
Interest receivable	181,229		181,229		54,198
Interest receivable	(181,229)		(181,229)		(54,198)
Original issue discount on advances	(255,000)		(255,000)		(56,475)
Accretion income			272,614
Note Receivable and Accrued Interest Receivable Related Party Balance Labs Inc	5,586,566		5,586,566		2,582,723
Related Party [Member] | Balance Labs Inc. [Member] | Next NRG Holding Corp [Member]
Related Party Transaction [Line Items]
Note Receivable and Accrued Interest Receivable Related Party Balance Labs Inc			309,098	$ 291,841	291,841
Advances
Interest receivable	8,745		8,745		17,257
Interest receivable	(8,745)		(8,745)		(17,257)
Original issue discount on advances
Accretion income
Note Receivable and Accrued Interest Receivable Related Party Balance Labs Inc	$ 317,843		$ 317,843		$ 309,098	$ 291,841